Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	8
30/360 Days	30
Actual/360 Days	30

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:		August 17, 2013
Closing Date:		September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$383,605,040.30	0.9356220	$346,839,382.47	0.8459497	$36,765,657.83
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$1,007,935,040.30	0.7847944	$971,169,382.47	0.7561681	$36,765,657.83

Weighted Avg. Coupon (WAC)	3.51%		3.50%
Weighted Avg. Remaining Maturity (WARM)	51.76		50.81
Pool Receivables Balance	$1,063,885,753.69		$1,025,701,020.11
Remaining Number of Receivables	63,150		62,090

Adjusted Pool Balance	$1,027,345,485.10		$990,579,827.27

III. COLLECTIONS

Principal:
Principal Collections	$36,935,369.39
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$625,367.37
Total Principal Collections	$37,560,736.76

Interest:
Interest Collections	$3,051,888.80
Late Fees & Other Charges	$45,492.67
Interest on Repurchase Principal	$-
Total Interest Collections	$3,097,381.47

Collection Account Interest	$602.38
Reserve Account Interest	$56.78
Servicer Advances	$-

Total Collections	$40,658,777.39

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	8
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$40,658,777.39
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$40,658,777.39
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$886,571.46	$-	$886,571.46	$886,571.46
Collection Account Interest					$602.38
Late Fees & Other Charges					$45,492.67
Total due to Servicer					$932,666.51

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$182,212.39		$182,212.39
Class A-3 Notes		$352,658.33		$352,658.33
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$688,101.14		$688,101.14	$688,101.14

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$38,851,732.66

9. Regular Principal Distribution Amount:					$36,765,657.83

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$36,765,657.83
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$36,765,657.83		$36,765,657.83
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$36,765,657.83		$36,765,657.83

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,086,074.83

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$36,540,268.59
Beginning Period Amount	$36,540,268.59
Current Period Amortization	$1,419,075.75
Ending Period Required Amount	$35,121,192.84
Ending Period Amount	$35,121,192.84
Next Distribution Date Required Amount	$33,729,937.03

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	8
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		1.89%	1.96%	1.96%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.14%	61,558	98.94%	$1,014,845,599.54
30 - 60 Days	0.70%	432	0.86%	$8,834,001.77
61 - 90 Days	0.14%	86	0.17%	$1,787,932.68
91 + Days	0.02%	14	0.02%	$233,486.12
		62,090		$1,025,701,020.11
Total
Delinquent Receivables 61 + days past due	0.16%	100	0.20%	$2,021,418.80
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.14%	89	0.17%	$1,812,239.61
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.16%	104	0.20%	$2,192,275.49
Three-Month Average Delinquency Ratio	0.15%		0.19%

Repossession in Current Period		37		$799,182.85
Repossession Inventory		63		$612,949.14

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,249,364.19
Recoveries				$(625,367.37)
Net Charge-offs for Current Period				$623,996.82

Beginning Pool Balance for Current Period				$1,063,885,753.69

Net Loss Ratio				0.70%
Net Loss Ratio for 1st Preceding Collection Period				0.31%
Net Loss Ratio for 2nd Preceding Collection Period				0.38%
Three-Month Average Net Loss Ratio for Current Period				0.46%

Cumulative Net Losses for All Periods				$3,938,701.40
Cumulative Net Losses as a % of Initial Pool Balance				0.29%

Principal Balance of Extensions				$3,438,592.36
Number of Extensions				163

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